Notes to consolidated statement of profit and loss and other comprehensive income - Operating leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating leases
Operating lease payments recognized as expense	€ 1,500	€ 1,200
Operating lease payments recognized as expense in research and development expenses	1,100	300
Operating lease payments recognized as expense in selling, general and administrative expenses	400	900
Operating lease commitments	€ 3,004	1,526	€ 2,098
Cars | Maximum
Operating leases
Maturity term of lease	4 years
Laboratory and office space
Operating leases
Maturity term of lease	9 years
Minimum period of notice for lease termination	12 months
First anniversary of lease termination possibility	3 years
Second anniversary of lease termination possibility	6 years
Less than 1 year
Operating leases
Operating lease commitments	€ 1,028	1,028	915
1-3 years
Operating leases
Operating lease commitments	1,766	465	1,159
3-5 years
Operating leases
Operating lease commitments	€ 210	€ 33	€ 24